Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015
Restricted cash	$ 75,000		$ 75,000	$ 75,000
Allowance for doubtful accounts receivable			0	0
Impairment expense			$ 48,000
Impairment of long-lived assets				$ 0
Incremental common shares attributable to call options and warrants	10,719,394	23,178,331	10,619,394	8,679,374
Maximum [Member]
Property and equipment useful lives			3 years
Minimum [Member]
Property and equipment useful lives			10 years